CONSOLIDATED INCOME STATEMENTS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Product sales	$ 912,809,125	$ 1,127,537,872	$ 488,507,712
Processing services	72,470,242	78,040,989	21,897,067
Total net revenues	985,279,367	1,205,578,861	510,404,779
Cost of revenues
Product sales	841,325,640	807,457,192	541,569,928
Processing services	47,900,583	50,157,941	12,036,661
Total cost of revenues	889,226,223	857,615,133	553,606,589
Gross profit (loss)	96,053,144	347,963,728	(43,201,810)
Operating expenses (income):
Sales and marketing	17,232,686	8,359,858	5,398,559
General and administrative	38,549,922	43,314,291	29,083,848
Research and development	47,055,271	36,262,716	14,506,591
Other operating expense (income)	(18,327,201)	14,082,643	(1,632,857)
Total operating expenses	84,510,678	102,019,508	47,356,141
Income (loss) from operations	11,542,466	245,944,220	(90,557,951)
Non-operating expenses (income):
Interest income	(7,862,339)	(1,835,016)	(1,715,675)
Interest expense	37,190,296	23,245,598	17,122,262
Foreign exchange losses (gains)	(6,612,305)	1,813,711	1,433,404
(Gains) losses on derivatives, net	15,296,530	(6,268,072)
Investment loss	193,408
Gains on repurchase of convertible bonds	(28,349,939)	(5,891)	(7,995,337)
Other-than-temporary impairment loss on available-for-sale investment	6,207,119		13,366,936
Total non-operating expenses	16,062,770	16,950,330	22,211,590
Income (loss) before income tax, noncontrolling interests	(4,520,304)	228,993,890	(112,769,541)
Income tax benefit (expense)	4,851,479	(59,997,804)	41,156,343
Equity in loss of investee, net of tax			(290,469)
Net income (loss)	331,175	168,996,086	(71,903,667)
Less: net loss attributed to noncontrolling interests	(1,789)
Net income (loss) attributed to holders of ordinary shares	$ 332,964	$ 168,996,086	$ (71,903,667)
Earnings (loss) per share
Basic (in dollars per share)		$ 0.98	$ (0.49)
Diluted (in dollars per share)		$ 0.97	$ (0.49)
Weighted average number of shares used in computing earnings per share
Basic (in shares)	173,496,901	172,870,921	147,553,679
Diluted (in shares)	173,870,162	175,111,731	147,553,679